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This is filed pursuant to Rule 497(e).
File Nos. 333-37177 and 811-8403.



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ALLIANCE CAPITAL [LOGO] (R)


              ALLIANCE INSTITUTIONAL FUNDS, INC.
                Alliance Premier Growth Institutional Fund

_________________________________________________________________

Supplement dated January 26, 2001 to the Statement of Additional
Information of Alliance Institutional Funds that offers Alliance
Premier Growth Institutional Fund ("Premier Growth") dated March
1, 2000 (the "SAI").

This Supplement supersedes certain information regarding Premier
Growth under the heading "Redemption and Repurchase of Shares -
Redemption."

The first sentence of the third paragraph is replaced with the following:

    Payment of the redemption price normally will be made in cash.

        _________________________________________________

You should retain this Supplement with your Prospectus for future reference.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.























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